SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

The chief operating decision maker ("CODM") measures performance based on the overall return to shareholders using consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group and the Company only has one reportable segment.

The Company's vessels operate worldwide and therefore management does not evaluate performance by geographical region as this information is not meaningful.